Taxation - Schedule of Income Tax Benefit (Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Income Tax Benefit Expense Abstract
Current	$ (5)	$ (8)	$ 2,084
Deferred
Income tax benefit (expense)	$ (5)	$ (8)	$ 2,084